Intangible Assets, Net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible assets, net [Abstract]
Land use-right with net book value	$ 8.6	$ 2.6
Amortization expenses	$ 0.6	$ 0.5	$ 0.5